Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
13. Subsequent Events
The Company has completed an evaluation of all subsequent events after the unaudited condensed consolidated balance sheet date of September 30, 2023 through November 6, 2023, the date these condensed consolidated financial statements were issued, to ensure that these condensed consolidated financial statements include appropriate disclosure of events both recognized in the condensed consolidated financial statements as of September 30, 2023, and events that occurred subsequently but were not recognized in the condensed consolidated financial statements. Except as disclosed elsewhere in Note 1 to the condensed consolidated financial statements, the Company concluded that no events or transactions have occurred that require disclosure in the accompanying condensed consolidated financial statements.

17. Subsequent Events
The Company has evaluated subsequent events for recognition and disclosure purposes through July 27, 2023, the date these consolidated financial statements were issued. Except for the matters described below, the Company has concluded that no other events or transactions have occurred that require disclosure in the consolidated financial statements.
Genevant Agreement
In March 2023, the Company entered into a collaboration and license agreement (the “Genevant Agreement”) with Genevant Sciences GmbH (“Genevant”) to combine the Company’s RNA editing technology with Genevant’s lipid nanoparticle technology to develop and potentially commercialize an RNA therapeutic for alpha-1
antitrypsin deficiency. Key financial terms under the Genevant Agreement are as follows:

•	The Company made a $2.5 million payment to Genevant in March 2023 upon execution of the Genevant Agreement.

•	The Company will reimburse Genevant for certain out-of-pocket and full-time equivalent costs incurred as a result of research and development activities performed under the Genevant Agreement.

•
Genevant is entitled to receive payments from the Company upon the achievement of specified clinical, regulatory and commercial milestones, including potential precommercial milestone payments up to an aggregate total of $40.5 million per product and potential commercial milestone payments up to an aggregate total of $57.0 million.

•
Genevant is eligible to receive royalties at tiered percentage rates beginning in the mid-single-digits,
based on future annual net sales of licensed products within the scope of the Genevant Agreement.

The Company has paid Genevant $2.8 million through July 27, 2023, the date these consolidated financial statements were issued, and has recorded the $2.5 million nonrefundable, payment within research and development expense in the condensed consolidated statement of operations for the three months ended March 31, 2023.

Sale of Series
B-2
Preferred Stock
In March 2023, the holders of the Series B Preferred Stock elected to waive the conditions of the Series B Milestone Closing and exercise the Series B Tranche Right. Accordingly, the holders purchased 16,366,905 shares of Series
B-2
Preferred Stock at a price of $2.78 per share. The Company received aggregate net cash proceeds of $45.5 million from this sale.
Merger Agreement &
Pre-Closing
Financing
On July 14, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Frequency Therapeutics, Inc., a Delaware corporation (“Frequency”) and Frequency Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of Frequency (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, Merger Sub will be merged with and into Korro Bio, Inc., with Korro Bio, Inc. surviving the Merger as a wholly owned subsidiary of Frequency (the “merger”). In contemplation of the proposed merger, the Company also entered into a subscription agreement with certain parties to purchase shares of the Company’s common stock for an aggregate purchase price of approximately $117.3 million (the
“pre-closing
financing”).
Subject to the terms and conditions of the Merger Agreement, immediately prior to the effective time of the merger (“Effective Time”), each then outstanding share of the Company’s common stock (including common stock issued upon the conversion of the Company’s preferred stock but excluding the common stock issued in the pre-closing
financing) will be converted into the right to receive a number of shares of Frequency’s common stock calculated in accordance with the Merger Agreement.
The Company’s
pre-closing
financing is contingent on and will occur prior to the closing of the merger, subject to customary closing conditions. Shares of the Company’s common stock issued pursuant to the pre-closing
financing will be converted into the right to receive a number of shares of Frequency common stock calculated in accordance with Merger Agreement at the Effective Time of the merger.
The merger and the
pre-closing
financing are expected to close in the fourth quarter of 2023. The merger is subject to approval by the stockholders of the Company and Frequency as well as other customary closing conditions, including the effectiveness of a registration statement filed with the SEC in connection with the transaction. If Frequency is unable to satisfy certain closing conditions or if other mutual closing conditions are not satisfied, the Company will not be obligated to complete the merger. The Merger Agreement contains certain termination rights of the Company and Frequency. The merger is expected to be treated as a reverse recapitalization in accordance with U.S. GAAP.